Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring provision [abstract]
Summary of Provisions

The transactions affecting the provisions during the six months ended June 30, 2023 were as follows:

Balance at January 1, 2023	$6,690
Decrease to provision during the period	(320)
Payments	(3,238)
Interest expense	60
Effect of changes in the discount rate	(26)
Balance at June 30, 2023	$3,166
Less current portion of provision	(3,166)
Long-term portion of provision	$—